Notes Payable – Related Party (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($)
Disclosure Of Trade And Other Payables Text Block Abstract
Repaid of principal amount	$ 64,550		$ 462,228
Accrued interest (in Dollars)		$ 23,456		$ 38,301
Exchanged shares of common stock (in Shares) | shares			14,357
Principal reduction of debt			$ 1,483,738
Accrued interest			131,320
Loss on conversion			116,152
Finance expense		$ 60,770	$ 225,196